July 11, 2011

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	BlackRock CoreAlpha Bond Fund, a series of BlackRock Funds III
(File Nos. 33-54126, 811-07332)

Ladies and Gentlemen:

On behalf of BlackRock Funds III, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the Prospectus of BlackRock CoreAlpha Bond Fund (the “Fund”), dated April 29, 2011, as amended June 29, 2011, as filed pursuant to Rule 497(c) under the Securities Act of 1933, as amended, on June 29, 2011 (the “497 Filing”). The purpose of this filing is to submit the 497 Filing in XBRL for the Fund.

Any questions or comments on the 497 Filing should be directed to the undersigned at (212) 839-5583.

Very truly yours,

/s/ Ellen W. Harris

Ellen W. Harris

Enclosures

cc:	Ben Archibald, Esq.
BlackRock Advisors, LLC

Sidley Austin LLP is a limited liability partnership practicing in affiliation with other Sidley Austin partnerships